Net profit per share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Net profit per share
14. Net profit per share
Basic net profit per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted net profit per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method.
Basic net profit per share and diluted net profit per share have been calculated in accordance with ASC Topic 260 on computation of earnings per share for the years ended December 31, 2021, 2022 and 2023 as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Basic net profit per share calculation:
Numerator:
Net profit attributable to FinVolution Group’s ordinary shareholders	2,508,947	2,266,382	2,340,835

Denominator:
Weighted average number of ordinary shares outstanding—basic	1,420,870,790	1,412,648,862	1,374,713,018

Net profit per share attributable to FinVolution Group’s ordinary shareholders —basic	1.77	1.60	1.70
Diluted net profit per share calculation:
Numerator:
Net profit attributable to FinVolution Group’s ordinary shareholders	2,508,947	2,266,382	2,340,835

Denominator:
Weighted average number of ordinary shares outstanding—basic	1,420,870,790	1,412,648,862	1,374,713,018
Ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method	8,495,974	2,330,707	1,395,803
Ordinary shares issuable upon the vesting of outstanding RSUs using the treasury stock method	53,135,068	39,311,747	26,838,740
Weighted average number of ordinary shares outstanding—diluted	1,482,501,832	1,454,291,316	1,402,947,561

Net profit per share attributable to FinVolution Group’s ordinary shareholders — diluted	1.69	1.56	1.67